Right of Use Asset - Schedule of Right of Use Asset (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Right of Use Asset [Abstract]
Cost	$ 53,298	$ 54,863
Accumulated amortisation	(41,796)	(31,998)
Total	11,502	22,865
Balance at beginning of year	22,865	30,871
Additions
Amortisation	(10,953)	(10,161)
Foreign exchange	(410)	2,155
Balance at end of the year	$ 11,502	$ 22,865